Provisions for risks and charges - Summary of Movement of the Provision for Risks and Charges (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance	€ 58,648
Current	13,969	€ 14,093
Non-current	19,581	44,555
Provisions	7,526
Releases	(5,476)
Utilizations	(29,102)
Exchange differences	1,892
Reclassifications and other	62
Ending balance	33,550
Legal and fiscal risks
Disclosure of other provisions [line items]
Beginning balance	28,656
Current	0	0
Non-current	664	28,656
Provisions	91
Releases	(986)
Utilizations	(26,780)
Exchange differences	2,088
Reclassifications and other	(2,405)
Ending balance	664
Leased store restoration
Disclosure of other provisions [line items]
Beginning balance	14,293
Current	909	2,288
Non-current	13,899	12,005
Provisions	2,770
Releases	(3,144)
Utilizations	(116)
Exchange differences	(58)
Reclassifications and other	1,063
Ending balance	14,808
Refund liability returns
Disclosure of other provisions [line items]
Beginning balance	10,049
Current	9,546	10,049
Non-current	0	0
Provisions	2,240
Releases	(174)
Utilizations	(1,578)
Exchange differences	(94)
Reclassifications and other	(897)
Ending balance	9,546
Other provision
Disclosure of other provisions [line items]
Beginning balance	5,650
Current	3,514	1,756
Non-current	5,018	€ 3,894
Provisions	2,425
Releases	(1,172)
Utilizations	(628)
Exchange differences	(44)
Reclassifications and other	2,301
Ending balance	€ 8,532